CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 24, 2024	Feb. 14, 2022	Jun. 30, 2025	Jun. 30, 2024	Feb. 28, 2022
Debt Instrument [Line Items]
Loss from extinguishment	$ 1,410		$ 1,410	$ 0
Convertible Notes
Debt Instrument [Line Items]
Term of debt issuance costs amortization			3 years
Total Issuance Costs					$ 596
Debt interest rate			0.14%
Amortization of debt issuance costs			$ 27	$ 50
Convertible Notes | Lynrock Lake Master Fund LP [Member]
Debt Instrument [Line Items]
Principal amount		$ 40,000
conversion price decreases by		up to two $1 increments if the company elects to extend the maturity of the Note by up to two successive years
Conversion rate description		The Note is convertible into the company's ordinary shares at an initial conversion rate of 97.0874 ordinary shares per $1,000 of the principal amount being converted (based on an initial conversion price equal to $10.30 per ordinary share).